Subsidiary Guarantors	6 Months Ended
Jun. 30, 2013
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership has filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The subsidiaries of the Partnership (the "Subsidiaries") will be co-registrants with the Partnership, and the registration statement will register guarantees of debt securities by one or more of the Subsidiaries (other than American Midstream Finance Corporation, a 100% owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of such debt securities). The financial position and operations of the co-issuer are minor and therefore have been included with the Parent's financial information. As of June 30, 2012, the Subsidiaries were 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional. Beginning July 1, 2012, the Subsidiaries have had an investment in the non-guarantor subsidiaries equal to a 87.4% undivided interest in its Chatom system. The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations. None of the assets of the Partnership or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended. For purposes of the following unaudited condensed consolidating financial information, the Partnership's investments in its Subsidiaries and the guarantor subsidiaries' investment in its 87.4% undivided interest in the Chatom system are presented in accordance with the equity method of accounting. The financial information may not necessarily be indicative of the financial position, results of operations, or cash flows had the subsidiary guarantors operated as independent entities. Condensed consolidating financial information for the Partnership, its combined guarantor subsidiaries and non-guarantor subsidiary as of June 30, 2013 and December 31, 2012 and for the three and six months ended June 30, 2013 is as follows (in thousands):

	Condensed Consolidating Balance Sheet
	June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$1,447	$—	$—	$1,448
Accounts receivable	—	2,960	1,108	—	4,068
Unbilled revenue	—	20,227	3,894	—	24,121
Risk management assets	—	2,082	—	—	2,082
Other current assets	—	5,706	434	—	6,140
Current assets held for sale	—	1,485	—	—	1,485
Total current assets	1	33,907	5,436	—	39,344
Property, plant and equipment, net	—	255,253	59,006	—	314,259
Noncurrent assets held for sale, net	—	3,049	—	—	3,049
Intangible assets, net	—	5,525	—	—	5,525
Goodwill	—	16,447	—	—	16,447
Deferred tax asset	—	5,493	—	—	5,493
Investment in subsidiaries	144,840	47,587	—	(192,427)	—
Other assets, net	—	6,380	—	—	6,380
Total assets	$144,841	$373,641	$64,442	$(192,427)	$390,497

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$771	$6,230	$—	$7,001
Accrued gas purchases	—	15,410	2,749	—	18,159
Accrued expenses and other current liabilities	1,073	13,473	72	—	14,618
Current portion of long-term debt	—	3,433	—	—	3,433
Current portion of loans to affiliate	—	20,000	—	—	20,000
Current liabilities held for sale	—	1,567	—	—	1,567
Risk management liabilities	—	290	—	—	290
Total current liabilities	1,073	54,944	9,051	—	65,068
Risk management liabilities	—	28	—	—	28
Assets retirement obligations	—	34,250	—	—	34,250
Other liabilities	—	(278)	466	—	188
Long-term debt	—	128,022	—	—	128,022
Deferred tax liability	—	10,714	—	—	10,714
Long-term liabilities held for sale	—	1,121	—	—	1,121
Total liabilities	1,073	228,801	9,517	—	239,391
Convertible preferred units	91,073	—	—	—	91,073
Total partners' capital	52,695	144,840	47,587	(192,427)	52,695
Noncontrolling interest	—	—	7,338	—	7,338
Total equity and partners' capital	52,695	144,840	54,925	(192,427)	60,033
Total liabilities, equity and partners' capital	$144,841	$373,641	$64,442	$(192,427)	$390,497

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Asset retirement obligations	—	7,861	458	—	8,319
Other liabilities	—	309	—	—	309
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

	Condensed Consolidating Statements of Operations
	Three months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$64,595	$13,607	$(1,508)	$76,694
Gain on commodity derivatives, net	—	914	—	—	914
Total revenue	—	65,509	13,607	(1,508)	77,608
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	48,333	10,571	(1,508)	57,396
Direct operating expenses	—	6,635	1,117	—	7,752
Selling, general and administrative expenses	—	5,166	—	—	5,166
Equity compensation expense	—	1,097	—	—	1,097
Depreciation, amortization and accretion expense	—	8,331	414	—	8,745
Total operating expenses	—	69,562	12,102	(1,508)	80,156
Loss on impairment of property, plant and equipment	—	(15,232)	—	—	(15,232)
Operating (loss) income	—	(19,285)	1,505	—	(17,780)
Other income (expense):
Earnings from consolidated affiliates	(22,114)	1,317	—	20,797	—
Interest expense	—	(2,591)	—	—	(2,591)
Net (loss) before income tax benefit	(22,114)	(20,559)	1,505	20,797	(20,371)
Income tax benefit	—	375	—	—	375
Net (loss) income from continuing operations	(22,114)	(20,184)	1,505	20,797	(19,996)
Discontinued operations	—	(1,930)	—	—	(1,930)
Net (loss) income	(22,114)	(22,114)	1,505	20,797	(21,926)
Net income attributable to noncontrolling interests	—	—	188	—	188
Net (loss) income attributable to the Partnership	$(22,114)	$(22,114)	$1,317	$20,797	$(22,114)

	Condensed Consolidating Statements of Operations
	Six months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$112,694	$27,256	$(3,471)	$136,479
Gains on commodity derivatives, net	—	609	—	—	609
Total revenue	—	113,303	27,256	(3,471)	137,088
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	86,680	21,489	(3,471)	104,698
Direct operating expenses	—	10,351	2,203	—	12,554
Selling, general and administrative expenses	—	8,591	—	—	8,591
Equity compensation expense	—	1,485	—	—	1,485
Depreciation, amortization and accretion expense	—	13,563	828	—	14,391
Total operating expenses	—	120,670	24,520	(3,471)	141,719
Gain on involuntary conversion of property, plant and equipment	—	343	—	—	343
Loss on impairment of property, plant and equipment	—	(15,232)	—	—	(15,232)
Operating (loss) income	—	(22,256)	2,736	—	(19,520)
Other income (expense):
Earnings from consolidated affiliates	(25,667)	2,393	—	23,274	—
Interest expense	—	(4,322)	—	—	(4,322)
Net (loss) before income tax benefit	(25,667)	(24,185)	2,736	23,274	(23,842)
Income tax benefit	—	375	—	—	375
Net (loss) income from continuing operations	(25,667)	(23,810)	2,736	23,274	(23,467)
Discontinued operations	—	(1,857)	—	—	(1,857)
Net (loss) income	(25,667)	(25,667)	2,736	23,274	(25,324)
Net income attributable to noncontrolling interests	—	—	343	—	343
Net (loss) income attributable to the Partnership	$(25,667)	$(25,667)	$2,393	$23,274	$(25,667)

	Condensed Consolidating Statements of Comprehensive Income
	Three months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(22,114)	$(22,114)	$1,505	$20,797	$(21,926)
Unrealized loss on post retirement benefit plan assets and liabilities	(43)	(43)	—	43	(43)
Comprehensive (loss) income	(22,157)	(22,157)	1,505	20,840	(21,969)
Less: Comprehensive income attributable to noncontrolling interests	—	—	188	—	188
Comprehensive (loss) income attributable to the Partnership	$(22,157)	$(22,157)	$1,317	$20,840	$(22,157)

	Condensed Consolidating Statements of Comprehensive Income
	Six months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(25,667)	$(25,667)	$2,736	$23,274	$(25,324)
Unrealized loss on post retirement benefit plan assets and liabilities	(56)	(56)	—	56	(56)
Comprehensive (loss) income	(25,723)	(25,723)	2,736	23,330	(25,380)
Less: Comprehensive income attributable to noncontrolling interests	—	—	343	—	343
Comprehensive (loss) income attributable to the Partnership	$(25,723)	$(25,723)	$2,393	$23,330	$(25,723)

	Condensed Consolidating Statements of Cash Flows
	Six months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$9,682	$2,736	$—	$12,418
Cash flows from investing activities
Additions to property, plant and equipment	—	(13,605)	(1)	—	(13,606)
Proceeds from property damage insurance recoveries	—	482	—	—	482
Net contributions from affiliates	7,805	—	—	(7,805)	—
Net distributions to affiliates	(14,705)	—	—	14,705	—
Net cash provided by (used in) investing activities	(6,900)	(13,123)	(1)	6,900	(13,124)
Cash flows from financing activities
Net contributions from affiliates	—	14,705	—	(14,705)	—
Net distributions to affiliates	—	(5,513)	(2,292)	7,805	—
Unit holder contributions	312	263	—	—	575
Unit holder distributions	(7,805)	—	—	—	(7,805)
Issuance of Series A convertible preferred units	14,393	—	—	—	14,393
Net distributions to noncontrolling interest owners	—	—	(443)	—	(443)
LTIP tax netting unit repurchase	—	(339)	—	—	(339)
Payments for deferred debt issuance costs	—	(1,315)	—	—	(1,315)
Payments on other debt	—	(1,139)	—	—	(1,139)
Borrowings on other debt	—	1,495	—	—	1,495
Payments on bank loans	—	(489)	—	—	(489)
Borrowings on bank loans	—	1,274	—	—	1,274
Payments on long-term debt	—	(56,546)	—	—	(56,546)
Borrowings on long-term debt	—	51,921	—	—	51,921
Net cash (used in) provided by financing activities	6,900	4,317	(2,735)	(6,900)	1,582
Net (decrease) increase in cash and cash equivalents	—	876	—	—	876
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$1,451	$—	$—	$1,452
Supplemental cash flow information
Interest payments	$—	$3,049	$—	$—	$3,049
Supplemental non-cash information
(Decrease) increase in accrued property, plant and equipment	$—	$(6,023)	$—	$—	$(6,023)
Net assets contributed	$22,129	$—	$—	$—	$22,129
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	$59,994	$—	$—	$—	$59,994
Fair value of Series A Units in excess of net assets received	$15,612	$—	$—	$—	$15,612

Accrued unitholder distribution for Series A Units	$2,146	$—	$—	$—	$2,146